Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Income tax

10. Income tax

The major components of income tax expense for the years ended December 31, 2024, 2023 and 2022 are as follows:

Consolidated profit or loss

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Current income tax:
Current income tax charge	—	6	149
Deferred tax	—	—	6,319
Income tax expense reported in profit or loss	—	6	6,468

Reconciliation of tax expense and the accounting profit multiplied by China’s domestic tax rate of 25% for 2024, 2023 and 2022:

	2024	2023	2022
	RMB’000	RMB’000	RMB’000
Accounting loss before tax	(67,085)	(65,799)	(890,439)
At China’s statutory income tax rate	(16,771)	(16,450)	(222,609)
Effect of lower tax rate (Note)	10,642	11,250	58,444
Loss attributable to a joint venture	—	—	—
Non-deductible expenses for tax purposes	857	1,212	3,260
Super deductions	(344)	(663)	(1,321)
Adjustments in respect of current tax of previous periods	—	6	149
Unrecognised tax losses	5,616	4,651	168,545
At the effective income tax rate of 0% (2023:0%;2022: -1%)	—	6	6,468
Income tax expense reported in profit or loss	—	6	6,468

Note:	The amount represented (i) a reduced enterprise income tax rate of 15% and certain other preferential tax benefits available to qualified High and New Technology Enterprise under PRC tax laws and regulations entitled by Bejing Kuke Music and (ii) effects of different tax rates in relation to other jurisdictions.

Uncertain tax positions

The tax authority of the PRC government conducts periodic and ad hoc tax filing reviews on business enterprises operating in the PRC after those enterprises complete their relevant tax filings. Therefore, the Company’s PRC entities’ tax filings results are subject to change. It is therefore uncertain as to whether the PRC tax authority may take different views about the Company’s PRC entities’ tax filings, which may lead to additional tax liabilities. In general, the tax authorities have three to five years to conduct examinations of the tax filings of the Group’s subsidiaries. Accordingly, the subsidiaries’ tax years of 2021 through 2024 remain open to examination by the respective tax authorities.

As of December 31, 2024 and 2023, the Group had accrued liabilities for uncertain tax positions of Nil and Nil, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognised tax benefits within the next twelve months. As of December 31, 2024 and 2023, the interest and penalties in connection with unrecognised tax benefits was assessed to be minimal.

Deferred tax

	January 1, 2023	Credited/ (charged) to profit or loss	December 31, 2023
	RMB’000	RMB’000	RMB’000
Leases	—	—	—
Expected credit losses on debt financial assets	—	—	—
Trade payables, accrual and provisions	—	—	—
Fair value adjustment arising from business combinations	—	—	—
Total	—	—	—

	January 1, 2024	Credited/ (charged) to profit or loss	December 31, 2024x
	RMB’000	RMB’000	RMB’000
Leases	—	—	—
Expected credit losses on debt financial assets	—	—	—
Trade payables, accrual and provisions	—	—	—
Fair value adjustment arising from business combinations	—	—	—
Total	—	—	—

The Group had tax losses arising in Mainland China of RMB85,295,000 and RMB48,118,000 as at December 31, 2024 and 2023, respectively, that will expire in one to five years for offsetting against future taxable profits of the companies in which the losses arose.

Deferred tax assets have not been recognised in respect of the tax losses as at December 31, 2024 and 2023 as the directors consider that it is currently not probable that future taxable profits will be available against which the tax losses can be utilised.

Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Mainland China. A lower withholding tax rate may be applied if there is a tax treaty between Mainland China and the jurisdiction of the foreign investors. For the Group, the applicable rate is 5% or 10%. The Group is therefore liable for withholding taxes on dividends distributed by the subsidiaries established in Mainland China to foreign shareholders in respect of earnings generated.

At December 31, 2024 and 2023, the directors of the Company estimated that the retained earnings of the PRC subsidiaries and a joint venture would be retained in Mainland China for use in future operations and investments. In the opinion of the directors, it is not probable that these subsidiaries and a joint venture will distribute such earnings in the foreseeable future to their foreign shareholders. The aggregate amounts of temporary differences for the undistributed earnings associated with the investments in subsidiaries and a joint venture in Mainland China for which deferred tax liabilities have not been recognised were approximately Nil and Nil at December 31, 2024 and 2023, respectively. The Group has determined that the undistributed profits of its PRC subsidiaries and a joint venture will not be distributed in the foreseeable future.